SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   JUNE 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker

6-19    CEE   36000     15.50          20.24              Weeden & Co.
6-22    " "      10000      15.656        20.08                   " "
6-23    " "      20000      16.0156      20.43		 " "
6-26    " "      35000      16.41          20.17		 " "


The Central European Equity Fund, Inc.
 Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          7/10/98